General and administrative expenses	12 Months Ended
May 31, 2020
General and administrative expenses
General and administrative expenses
23.	General and administrative expenses

	For the year ended May 31,
	2020	2019
Executive compensation	$9,084	$5,821
Consulting fees	12,429	6,517
Office and general	16,556	16,511
Professional fees	6,592	11,790
Salaries and wages	37,873	19,627
Insurance	12,561	5,356
Travel and accommodation	3,751	3,116
Rent	1,131	1,014

	$99,977	$69,752